Receivables from Financial Services	12 Months Ended
Mar. 31, 2026
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Receivables from Financial Services
(7) Receivables from Financial Services
The finance subsidiaries of the Company provide various financial services to customers and dealers in order to support the sale of products. These receivables from financial services are categorized as follows:
Consumer finance receivables:
Retail receivables primarily consist of receivables from installment contracts with customers.
Finance lease receivables primarily consist of receivables from non-cancelable
auto leases with customers.
Dealer finance receivables:
Wholesale receivables primarily consist of financing receivables from dealers for the purchase of inventories and dealer loans.
Receivables from financial services are mainly classified into financial assets measured at amortized cost.

Receivables from financial services as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Consumer finance receivables:
Retail	¥8,034,504	¥8,903,853
Finance lease	253,559	269,310
Dealer finance receivables:
Wholesale	746,066	855,798

Subtotal	¥9,034,129	¥10,028,961

Allowance for credit losses	¥(82,125)	¥(108,374)
Unearned interest income and fees	(23,387)	(22,456)
Other	—	(4,635)

Total	¥8,928,617	¥9,893,496

Current assets	¥2,755,800	¥3,057,235
Non-current assets	6,172,817	6,836,261

Total	¥8,928,617	¥9,893,496

Finance lease receivables
The lease payments receivable under the finance leases by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Within 1 year	¥40,726	¥47,904
Between 1 and 2 years	46,851	40,601
Between 2 and 3 years	25,814	38,902
Between 3 and 4 years	18,542	19,724
Between 4 and 5 years	6,600	7,187
Later than 5 years	9,646	10,191

Undiscounted lease payments receivable	¥148,179	¥164,509

Unearned finance income	¥(11,623)	¥(13,732)

Unguaranteed residual value	¥93,616	¥96,077

Net investment in the lease	¥230,172	¥246,854

For the nature of the lessor’s leasing activities and the risk management strategy, see note 3(i) and (j).

Allowance for credit losses
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2024, 2025 and 2026 are as follows:
For the years ended March 31, 2024, 2025 and 2026

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2023	¥26,467	¥11,072	¥8,544	¥46,083

Remeasurement	¥6,823	¥1,732	¥40,899	¥49,454
Write-offs	—	—	(36,663)	(36,663)
Exchange differences on translating foreign operations	3,849	1,474	1,282	6,605

Balance as of March 31, 2024	¥37,139	¥14,278	¥14,062	¥65,479

Remeasurement	¥5,422	¥5,695	¥59,389	¥70,506
Write-offs	—	—	(54,155)	(54,155)
Exchange differences on translating foreign operations	(1,533)	(484)	(1,363)	(3,380)

Balance as of March 31, 2025	¥41,028	¥19,489	¥17,933	¥78,450

Remeasurement	¥7,039	¥2,928	¥74,444	¥84,411
Write-offs	—	—	(67,409)	(67,409)
Exchange differences on translating foreign operations	4,174	1,801	2,951	8,926

Balance as of March 31, 2026	¥52,241	¥24,218	¥27,919	¥104,378

Finance lease:
Balance as of April 1, 2023	¥192	¥69	¥204	¥465

Remeasurement	¥46	¥15	¥16	¥77
Write-offs	—	—	(43)	(43)
Exchange differences on translating foreign operations	17	10	29	56

Balance as of March 31, 2024	¥255	¥94	¥206	¥555

Remeasurement	¥(79)	¥105	¥132	¥158
Write-offs	—	—	(29)	(29)
Exchange differences on translating foreign operations	1	(1)	3	3

Balance as of March 31, 2025	¥177	¥198	¥312	¥687

Remeasurement	¥52	¥(14)	¥211	¥249
Write-offs	—	—	(189)	(189)
Exchange differences on translating foreign operations	13	16	20	49

Balance as of March 31, 2026	¥242	¥200	¥354	¥796

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Wholesale:
Balance as of April 1, 2023	¥976	¥10	¥1,118	¥2,104

Remeasurement	¥377	¥49	¥100	¥526
Write-offs	—	—	6	6
Exchange differences on translating foreign operations	149	3	177	329

Balance as of March 31, 2024	¥1,502	¥62	¥1,401	¥2,965

Remeasurement	¥172	¥(27)	¥154	¥299
Write-offs	—	—	(82)	(82)
Exchange differences on translating foreign operations	(6)	—	(188)	(194)

Balance as of March 31, 2025	¥1,668	¥35	¥1,285	¥2,988

Remeasurement	¥164	¥(15)	¥(249)	¥(100)
Write-offs	—	—	(45)	(45)
Exchange differences on translating foreign operations	161	4	192	357

Balance as of March 31, 2026	¥1,993	¥24	¥1,183	¥3,200

Total:
Balance as of April 1, 2023	¥27,635	¥11,151	¥9,866	¥48,652

Remeasurement	¥7,246	¥1,796	¥41,015	¥50,057
Write-offs	—	—	(36,700)	(36,700)
Exchange differences on translating foreign operations	4,015	1,487	1,488	6,990

Balance as of March 31, 2024	¥38,896	¥14,434	¥15,669	¥68,999

Remeasurement	¥5,515	¥5,773	¥59,675	¥70,963
Write-offs	—	—	(54,266)	(54,266)
Exchange differences on translating foreign operations	(1,538)	(485)	(1,548)	(3,571)

Balance as of March 31, 2025	¥42,873	¥19,722	¥19,530	¥82,125

Remeasurement	¥7,255	¥2,899	¥74,406	¥84,560
Write-offs	—	—	(67,643)	(67,643)
Exchange differences on translating foreign operations	4,348	1,821	3,163	9,332

Balance as of March 31, 2026	¥54,476	¥24,442	¥29,456	¥108,374

For more information on allowance for credit losses, see note 25(d).